Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($'000s)	Revenues ($'000s)
2022	6,066,630	8,811,255	2,637,060	3,593,717	106	122	75,552	1,132,455
2021	3,595,855	1,428,917	1,579,259	709,973	73	124	62,987	905,640
2020	3,991,446	1,314,867	1,691,684	1,003,158	86	94	(23,840)	844,127

Company Selected Measure Name	Revenues($'000s)
Named Executive Officers, Footnote [Text Block]	The principal executive officer (PEO) included in the summary compensation table total and compensation actually paid (CAP) total for each year was James H. Roth.
(2)The non-PEO NEOs included in the average summary compensation table total and average CAP for each year are as follows:
•2022 - C. Mark Hussey, J. Ronald Dail, John D. Kelly, and Ernest W. Torain, Jr.
•2021 - C. Mark Hussey, John D. Kelly, and Ernest W. Torain, Jr.
•2020 - C. Mark Hussey, John D. Kelly, Ernest W. Torain, Jr. and Diane Ratekin

Peer Group Issuers, Footnote [Text Block]	The pay versus performance table above and the graph below compare the cumulative total shareholder return (TSR) on our common stock against the cumulative TSR of the stocks making up an industry peer group from December 31, 2019 through December 31, 2022. The industry peer group, which is consistent with the peer group used by the Company for its S-K Item 201(e) disclosures within the 2022 Annual Report on Form 10-K, is comprised of the following companies: CRA International, Inc. (CRAI), FTI Consulting, Inc. (FCN), ICF International, Inc. (ICFI), Premier, Inc. (PINC) and Resources Connection, Inc. (RGP). The graph and table assume a $100 investment in Huron Consulting Group Inc. common stock and an index of the industry peer group on December 31, 2019. The annual TSR for each member of the peer group assumes all dividends are reinvested and was weighted based on its stock market capitalization at the beginning of each year presented.
PEO Total Compensation Amount	$ 6,066,630	$ 3,595,855	$ 3,991,446
PEO Actually Paid Compensation Amount	$ 8,811,255	1,428,917	1,314,867
Adjustment To PEO Compensation, Footnote [Text Block]	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented. Below is additional information on the total and average amount of equity compensation included in CAP for each year presented for the PEO and non-PEO NEOs:

	Components of PEO Equity Compensation Included in CAP				Components of non-PEO NEO Equity Compensation Included in CAP
($)	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP
2022
PSU	3,136,181	834,364	2,451	3,972,996	1,194,458	249,917	203	1,444,578
PSO	—	—	—	—	34,649	—	—	34,649
Restricted Stock	965,435	322,499	(7,484)	1,280,450	440,446	210,798	3,735	654,979
Total	4,101,616	1,156,863	(5,033)	5,253,446	1,669,553	460,715	3,938	2,134,206
2021
PSU	396,855	(1,469,922)	(377,052)	(1,450,119)	155,439	(604,201)	(83,436)	(532,198)
Restricted Stock	793,759	(103,432)	(124,670)	565,657	310,877	(82,105)	(63,566)	165,206
Total	1,190,614	(1,573,354)	(501,722)	(884,462)	466,316	(686,306)	(147,002)	(366,992)
2020
PSU	1,486,424	(2,247,043)	—	(760,619)	457,231	(562,801)	—	(105,570)
Restricted Stock	637,014	(157,395)	(258,094)	221,525	450,407	(60,554)	(97,929)	291,924
Total	2,123,438	(2,404,438)	(258,094)	(539,094)	907,638	(623,355)	(97,929)	186,354

Non-PEO NEO Average Total Compensation Amount	$ 2,637,060	1,579,259	1,691,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,593,717	709,973	1,003,158
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented. Below is additional information on the total and average amount of equity compensation included in CAP for each year presented for the PEO and non-PEO NEOs:

	Components of PEO Equity Compensation Included in CAP				Components of non-PEO NEO Equity Compensation Included in CAP
($)	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP
2022
PSU	3,136,181	834,364	2,451	3,972,996	1,194,458	249,917	203	1,444,578
PSO	—	—	—	—	34,649	—	—	34,649
Restricted Stock	965,435	322,499	(7,484)	1,280,450	440,446	210,798	3,735	654,979
Total	4,101,616	1,156,863	(5,033)	5,253,446	1,669,553	460,715	3,938	2,134,206
2021
PSU	396,855	(1,469,922)	(377,052)	(1,450,119)	155,439	(604,201)	(83,436)	(532,198)
Restricted Stock	793,759	(103,432)	(124,670)	565,657	310,877	(82,105)	(63,566)	165,206
Total	1,190,614	(1,573,354)	(501,722)	(884,462)	466,316	(686,306)	(147,002)	(366,992)
2020
PSU	1,486,424	(2,247,043)	—	(760,619)	457,231	(562,801)	—	(105,570)
Restricted Stock	637,014	(157,395)	(258,094)	221,525	450,407	(60,554)	(97,929)	291,924
Total	2,123,438	(2,404,438)	(258,094)	(539,094)	907,638	(623,355)	(97,929)	186,354

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The Compensation Committee uses the following four financial measures when determining actual compensation paid to the named executive officers:
•Revenue growth;
•Organic revenue growth;
•Adjusted EBITDA margin; and
•Adjusted diluted earnings per share.

Total Shareholder Return Amount	$ 106	73	86
Peer Group Total Shareholder Return Amount	122	124	94
Net Income (Loss)	$ 75,552,000	$ 62,987,000	$ (23,840,000)
Company Selected Measure Amount	1,132,455,000	905,640,000	844,127,000
PEO Name	James H. Roth
Additional 402(v) Disclosure [Text Block]
The increase in the PEO’s CAP in 2022 as compared to 2021 and 2020 is primarily due to the increase in the fair value of equity awards. From December 31, 2021 to December 31, 2022, our stock price increased from $49.90 to $72.60 and the expected funding of the 2020 and 2021 performance-based awards tied to performance against Adjusted Diluted EPS and Revenue Growth metrics increased from 0% to 19% for the 2020 awards and 100% to 153% for the 2021 awards.
While the PEO’s CAP increased each year from 2020 through 2022, the average CAP for the non-PEO NEOs decreased in 2021 compared to 2020. This decrease was driven by the additional grant in the prior year (2020) of restricted stock awarded to Mr. Kelly as well as the initial grant of restricted stock in the prior year (2020) to Mr. Torain upon his hiring. The additional grant of restricted stock awarded to Mr. Kelly in 2020 was in recognition of his outstanding performance and as a retention incentive given his critical role within the Company. These grants are reflected in the calculation of average CAP initially at the year-end fair value in 2020, and subsequently remeasured in 2021 at the lower stock price as of December 31, 2021.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
PEO [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,101,616	$ 1,190,614	$ 2,123,438
PEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,863	(1,573,354)	(2,404,438)
PEO [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,033)	(501,722)	(258,094)
PEO [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,253,446	(884,462)	(539,094)
PEO [Member] | Performance Based Stock Units [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,136,181	396,855	1,486,424
PEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,364	(1,469,922)	(2,247,043)
PEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,451	(377,052)	0
PEO [Member] | Performance Based Stock Units [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,972,996	(1,450,119)	(760,619)
PEO [Member] | Performance Based Stock Options [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Restricted Stock Unit/Award [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	965,435	793,759	637,014
PEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	322,499	(103,432)	(157,395)
PEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,484)	(124,670)	(258,094)
PEO [Member] | Restricted Stock Unit/Award [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,280,450	565,657	221,525
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,669,553	466,316	907,638
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,715	(686,306)	(623,355)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,938	(147,002)	(97,929)
Non-PEO NEO [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,134,206	(366,992)	186,354
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,194,458	155,439	457,231
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	249,917	(604,201)	(562,801)
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203	(83,436)	0
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,444,578	(532,198)	(105,570)
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,649
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,649
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,446	310,877	450,407
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,798	(82,105)	(60,554)
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,735	(63,566)	(97,929)
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 654,979	$ 165,206	$ 291,924